UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21148
Eaton Vance Insured New York Municipal Bond Fund
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Insured New York Municipal Bond Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.5%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 1.8%
1,950	Long Island Power Authority Electric System Revenue, 5.00%, 9/1/27	$1,996,429
1,000	New York Power Authority, 5.25%, 11/15/40	1,042,520
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,048,170
		$4,087,119

General Obligations — 6.9%
2,000	New York, 5.00%, 8/1/21	2,087,360
3,000	New York, 5.00%, 12/1/33	3,043,230
1,500	New York, 5.25%, 1/15/28	1,565,895
3,500	New York City, 5.25%, 8/15/26	3,704,400
3,075	New York City, 5.25%, 6/1/27	3,210,484
2,000	New York City, 5.25%, 1/15/33	2,080,360
		$15,691,729

Hospital — 6.2%
1,180	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	1,215,412
2,500	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/34	2,551,875
10,000	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	10,374,400
		$14,141,687

Insured-Electric Utilities — 5.0%
5,000	Long Island Power Authority Electric System Revenue, (FSA), 0.00%, 6/1/22	2,281,900
7,500	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	7,706,775
4,785	Long Island Power Authority, (FSA), 0.00%, 6/1/28	1,536,320
		$11,524,995

Insured-Escrowed/Prerefunded — 4.7%
9,500	New York Urban Development Corp., (Personal Income Tax), (MBIA), Prerefunded to 3/15/12, 5.125%, 3/15/27	$10,687,595
		$10,687,595

Insured-General Obligations — 3.0%
1,750	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	1,795,658
2,700	Sachem Central School District, Holbrook, (MBIA), 5.00%, 10/15/26	2,825,874
2,085	Sachem Central School District, Holbrook, (MBIA), 5.00%, 10/15/28	2,162,145
		$6,783,677

Insured-Hospital — 24.6%
15,500	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	16,252,680
10,600	New York Dormitory Authority, (Hospital Surgery), (MBIA), 5.00%, 2/1/38	10,763,452
6,800	New York Dormitory Authority, (Maimonides Medical Center), (MBIA), 5.00%, 8/1/33	7,000,668
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/26	1,444,160
23,835	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/28	7,623,625
26,070	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/29	7,877,311
5,100	New York Dormitory Authority, (Montefiore Medical Center), (FGIC), 5.00%, 8/1/33	5,235,966
		$56,197,862

Insured-Other Revenue — 3.4%
5,535	New York City Cultural Resource, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	5,646,198
2,000	New York City Cultural Resource, (Wildlife Conservation Society), (FGIC), 5.00%, 2/1/34	2,059,220
		$7,705,418

Insured-Private Education — 29.7%
4,000	Madison County, IDA, (Colgate University), (MBIA), 5.00%, 7/1/39	$4,098,800
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/41	16,742,220
1,750	New York Dormitory Authority, (Barnard College), (AMBAC), 4.75%, 7/1/35	1,752,660
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	11,924,925
1,300	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	1,342,185
2,225	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.125%, 7/1/26	2,357,143
1,000	New York Dormitory Authority, (Iona College), (XLCA), 5.125%, 7/1/32	1,034,590
4,250	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	4,343,373
4,500	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	4,566,060
3,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/40	3,487,740
13,585	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	14,293,729
1,820	New York Dormitory Authority, (Rockefeller University), (MBIA), 4.75%, 7/1/37	1,824,368
		$67,767,793

Insured-Public Education — 4.2%
9,500	New York Dormitory Authority, (University Educational Facility), (MBIA), 4.75%, 5/15/25	9,589,300
		$9,589,300

Insured-Solid Waste — 2.1%
1,645	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/20	844,477
1,790	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	868,347
1,240	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/22	569,445
1,090	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	474,150
1,490	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/24	612,196
3,735	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,450,637
		$4,819,252

Insured-Special Tax Revenue — 11.2%
2,000	Metropolitan Transportation Authority, Petroleum Tax Fund, (FGIC), 5.00%, 11/15/31	$2,045,980
15,560	Metropolitan Transportation Authority, Petroleum Tax Fund, (FSA), 5.00%, 11/15/32 (1)	15,950,867
7,250	New York City Transitional Finance Authority, (Future Tax), (MBIA), 5.00%, 5/1/31	7,436,108
		$25,432,955

Insured-Transportation — 33.5%
32,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30	33,359,625
5,775	Port Authority of New York and New Jersey, (MBIA), 5.125%, 10/15/30	5,983,940
11,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	11,898,360
24,600	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	25,217,952
		$76,459,877

Insured-Water and Sewer — 11.1%
7,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38	7,167,090
10,000	New York City Municipal Water Finance Authority, Water and Sewer, (MBIA), 5.125%, 6/15/34	10,346,500
7,500	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	7,698,525
		$25,212,115

Insured-Water Revenue — 0.8%
1,000	Buffalo Municipal Water Finance Authority, (FSA), 5.125%, 7/1/32	1,034,590
900	Upper Mohawk Valley Regional Water Finance Authority, (FGIC), 4.75%, 4/1/33	905,742
		$1,940,332

Lease Revenue/Certificates of Participation — 1.8%
4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$4,115,320
		$4,115,320

Private Education — 2.1%
1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	1,664,523
3,065	Rensselaer County Industrial Development Agency, (Rensselaer Polytech Institute), 5.125%, 8/1/27	3,158,023
		$4,822,546

Special Tax Revenue — 1.1%
2,500	New York City Transitional Finance Authority, (Future Tax), 5.00%, 2/1/33	2,554,075
		$2,554,075

Transportation — 8.3%
14,500	Port Authority of New York and New Jersey, 5.00%, 9/1/38	14,813,055
3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	4,084,962
		$18,898,017

Total Tax-Exempt Investments — 161.5%
(identified cost $354,530,807)		$368,431,664

Other Assets, Less Liabilities — 0.9%		$2,153,702
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.4)%		$(142,521,165)
Net Assets Applicable to Common Shares— 100.0%		$228,064,201

AMBAC	-	AMBAC Financial Group, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 82.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 38.5% of total investments.

(1)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	800 U.S. Treasury Bond	Short	$(88,171,602)	$(90,000,000)	$(1,828,398)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$354,490,756
Gross unrealized appreciation	$13,961,690
Gross unrealized depreciation	(20,782)
Net unrealized appreciation	$13,940,908

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 18, 2005